liabilities Subject To Compromise - Schedule of Accounting Adjustments in Restructured Prepetition Liabilities (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018
Maximum
Liabilities Subject To Compromise Disclosures [Line Items]
Discount rates	12.60%
Minimum
Liabilities Subject To Compromise Disclosures [Line Items]
Discount rates	16.40%